OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provision for warranty	$ 215	$ 226
Deferred taxes	3,405	2,471
Deferred revenues	145	198
Other long-term liabilities	$ 3,765	$ 2,895